CONESTOGA FUNDS

                            Conestoga Small Cap Fund

                        Prospectus dated October 1, 2002

                    Prospectus Supplement dated April 1, 2003

The section entitled "Fees and Expenses" on page 2 of the Prospectus is replaced with the following:

      This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

           Shareholder Fees (paid directly from your
           investment)
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           Maximum sales charge (load) imposed on purchases       None
            (as a percentage of offering price)
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           Maximum deferred sales charge (load)                   None
            (as a percentage of the lower of purchase or sale
            price)
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           Sales charge imposed on reinvested dividends           None
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           Redemption fees                                        None
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           Exchange fees                                          None
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           Annual Portfolio Operating Expenses
           (expenses that are deducted from Portfolio assets)
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           Management Fees (1)                                   1.20%
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           Distribution (12b-1) Fees                             0.25%
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           Other Expenses                                        0.15%
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           Total Annual Fund Operating Expenses (2)              1.60%
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         (1)Unlike the arrangements between most investment advisers and the funds they manage, Conestoga Capital pays all fund expenses except Rule 12b-1 fees, fees and expense of the independent trustees, taxes, interest and extraordinary expenses.
         (2)Other Expenses are based on estimated amounts for the current fiscal year.

The section entitled "Example" on page 2 of the Prospectus is replaced with the following:

      The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that dividends and distributions are reinvested.

      Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                  1 Year       3 Year
                                  ------       ------

                                  $163          $505

     Please keep this Supplement with your Prospectus for future reference.